Cash and Cash Equivalents - Additional Information (Detail)	Dec. 31, 2024	Dec. 31, 2023
Bottom of Range [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Time deposits, interest rate	0.00%	0.00%
Top of Range [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Time deposits, interest rate	5.10%	5.10%